Contractual Obligations and Commitments - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) oz lb $ / oz		Jun. 30, 2026 USD ($) oz lb $ / oz		Jun. 30, 2026 USD ($) $ / oz oz lb		Jun. 30, 2026 USD ($) MillionTonnesPerAnnum oz lb $ / oz		Jun. 30, 2026 USD ($) yr oz lb $ / oz
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz					550
Initial term of contract	40 years
Percentage of production to be purchased	50.00%		50.00%		50.00%		50.00%		50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of silver production to be Converted to gold and purchased			25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70		70		70		70		70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50		50		50		50		50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90		90		90		90		90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50		50		50		50		50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	90		90		90		90		90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%		100.00%		100.00%		100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	[3]	25.00%	[3]	25.00%	[3]	25.00%	[3]	25.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	16.67%		16.67%		16.67%		16.67%		16.67%
Number of ounces to be delivered before first step down in entitlement percentage	90,000,000		90,000,000		90,000,000		90,000,000		90,000,000
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%	[3]	10.50%	[3]	10.50%	[3]	10.50%	[3]	10.50%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	5.25%		5.25%		5.25%		5.25%		5.25%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	310,000		310,000		310,000		310,000		310,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%	[3]	8.00%	[3]	8.00%	[3]	8.00%	[3]	8.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.00%		4.00%		4.00%		4.00%		4.00%
Number of ounces to be delivered before first step down in entitlement percentage	464,000		464,000		464,000		464,000		464,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			35.00%	[1]
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	[3]	100.00%	[3]	100.00%	[3]	100.00%	[3]	100.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%		67.00%		67.00%		67.00%		67.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	150,000		150,000		150,000		150,000		150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%	[3]	22.00%	[3]	22.00%	[3]	22.00%	[3]	22.00%	[3]
Additional percentage of production to be purchased under revised agreement	16.00%		16.00%		16.00%		16.00%		16.00%
Number of ounces to be delivered before first step down in entitlement percentage under original agreement	90,000		90,000		90,000		90,000		90,000
Percentage of production to be purchased after second step down	3.50%		3.50%		3.50%		3.50%		3.50%
Number of gold ounces to be delivered before second step down in entitlement percentage	140,000		140,000		140,000		140,000		140,000
Percentage of production to be acquired under original agreement	6.00%		6.00%		6.00%		6.00%		6.00%
Percentage Of Production To Be Acquired After First Step Down	4.00%		4.00%		4.00%		4.00%		4.00%
Total percentage of production to be purchased under revised agreement	22.00%		22.00%		22.00%		22.00%		22.00%
Incremental number of ounces delivered under revised agreement	95,000		95,000		95,000		95,000		95,000
Number of ounces to be delivered before reverting to original agreement	95,000		95,000		95,000		95,000		95,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1]
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	2.78%	[3]	2.78%	[3]	2.78%	[3]	2.78%	[3]	2.78%	[3]
Percentage of production to be purchased after first step down	1.44%		1.44%		1.44%		1.44%		1.44%
Number of ounces to be delivered before second step down in entitlement percentage	134,000		134,000		134,000		134,000		134,000
Percentage of production to be purchased after second step down	1.00%		1.00%		1.00%		1.00%		1.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Number of ounces to be delivered before first step down in entitlement percentage	87,100		87,100		87,100		87,100		87,100
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	[3]	100.00%	[3]	100.00%	[3]	100.00%	[3]	100.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%		67.00%		67.00%		67.00%		67.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	285,000		285,000		285,000		285,000		285,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.40%	[3]	4.40%	[3]	4.40%	[3]	4.40%	[3]	4.40%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	2.90%		2.90%		2.90%		2.90%		2.90%
Number of ounces to be delivered before first step down in entitlement percentage	469,000		469,000		469,000		469,000		469,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	62.50%	[3]	62.50%	[3]	62.50%	[3]	62.50%	[3]	62.50%	[3]
Number of ounces to be delivered before first step down in entitlement percentage	218,750		218,750		218,750		218,750		218,750
Percentage of production to be purchased after first step down	50.00%		50.00%		50.00%		50.00%		50.00%
Percentage of production to be purchased after second step down	3.125%		3.125%		3.125%		3.125%		3.125%
Number of gold ounces to be delivered before second step down in entitlement percentage	428,300		428,300		428,300		428,300		428,300
Percentage of the spot price of metal	80.00%		80.00%		80.00%		80.00%		80.00%
Threshold limits for concentrator production | MillionTonnesPerAnnum							5.5
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	3.05%	[3]	3.05%	[3]	3.05%	[3]	3.05%	[3]	3.05%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	1.50%		1.50%		1.50%		1.50%		1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	125,000		125,000		125,000		125,000		125,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	7.375%	[3]	7.375%	[3]	7.375%	[3]	7.375%	[3]	7.375%	[3]
Percentage of production to be purchased after third step down	6.75%		6.75%		6.75%		6.75%		6.75%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1]
Gold [member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	19.50%	[3]	19.50%	[3]	19.50%	[3]	19.50%	[3]	19.50%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	10.80%		10.80%		10.80%		10.80%		10.80%
Number of ounces to be delivered before first step down in entitlement percentage	400,000		400,000		400,000		400,000		400,000
Percentage of production to be purchased after second step down	5.40%		5.40%		5.40%		5.40%		5.40%
Number of gold ounces to be delivered before second step down in entitlement percentage	130,000		130,000		130,000		130,000		130,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1],[4]
Gold [member] | Kurmuk [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.70%	[3]	6.70%	[3]	6.70%	[3]	6.70%	[3]	6.70%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.80%		4.80%		4.80%		4.80%		4.80%
Number of ounces to be delivered before first step down in entitlement percentage	220,000		220,000		220,000		220,000		220,000
Maximum amount of debt outstanding that can be ahead of stream before stream percentage increase | $	$ 150		$ 150		$ 150		$ 150		$ 150
Percentage of production to be purchased when debt ranks ahead of stream after threshold limit reached	5.25%		5.25%		5.25%		5.25%		5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			15.00%	[1]
Percentage of production to be purchased when debt ranks ahead of stream	7.15%		7.15%		7.15%		7.15%		7.15%
Gold [member] | El Domo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	[3]	50.00%	[3]	50.00%	[3]	50.00%	[3]	50.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%		33.00%		33.00%		33.00%		33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	145,000		145,000		145,000		145,000		145,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[1],[2]
Gold [member] | Spring Valley [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%	[3]	8.00%	[3]	8.00%	[3]	8.00%	[3]	8.00%	[3]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	6.00%		6.00%		6.00%		6.00%		6.00%
Number of ounces to be delivered before first step down in entitlement percentage	300,000		300,000		300,000		300,000		300,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1],[2]
Gold [member] | Hemlo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.13%	[3]	10.13%	[3]	10.13%	[3]	10.13%	[3]	10.13%	[3]
Number of ounces to be delivered before first step down in entitlement percentage	135,750		135,750		135,750		135,750		135,750
Percentage of production to be purchased after first step down	6.75%		6.75%		6.75%		6.75%		6.75%
Percentage of production to be purchased after second step down	4.50%		4.50%		4.50%		4.50%		4.50%
Number of gold ounces to be delivered before second step down in entitlement percentage	117,998		117,998		117,998		117,998		117,998
Stream percentage increase if shortfall of deliveries exceed 10,000 ounces	5.00%		5.00%		5.00%		5.00%		5.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1]
Maximum stream delivery shortfall before temporary stream percentage increase	10,000 ounces or more
Gold [member] | Jervois [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%	[3]	75.00%	[3]	75.00%	[3]	75.00%	[3]	75.00%	[3]
Number of ounces to be delivered before first step down in entitlement percentage	45,000		45,000		45,000		45,000		45,000
Percentage of production to be purchased after first step down	37.50%		37.50%		37.50%		37.50%		37.50%
Percentage of production to be purchased after second step down	25.00%		25.00%		25.00%		25.00%		25.00%
Number of gold ounces to be delivered before second step down in entitlement percentage	15,000		15,000		15,000		15,000		15,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[1]
Gold [member] | Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	6.125%		6.125%		6.125%		6.125%		6.125%
Number of ounces to be delivered before first step down in entitlement percentage	330,000		330,000		330,000		330,000		330,000
Gold [member] | Tranche One [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
First limit price before first mechanism to reduce production payment is activated | $ / oz	2,100		2,100		2,100		2,100		2,100
Per ounce cash payment reduction as percentage of the difference between twenty one hundred dollars less the per ounce price received related to metal delivered	25.00%		25.00%		25.00%		25.00%		25.00%
Second limit price before second mechanism to to reduce production payment is activated | $ / oz	1,800		1,800		1,800		1,800		1,800
Per ounce cash payment reduction as percentage of the difference between eighteen hundred dollars less the per ounce price received related to metal delivered	30.00%		30.00%		30.00%		30.00%		30.00%
Gold [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of gold ounces to be delivered before second step down in entitlement percentage	59,800		59,800		59,800		59,800		59,800
Percentage of production to be purchased after third step down	5.50%		5.50%		5.50%		5.50%		5.50%
Gold [member] | Tranche Two [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment addition as percentage of the difference between three thousand dollars less two thousand seven hundred dollars related To metal delivered	25.00%		25.00%		25.00%		25.00%		25.00%
First limit price before first mechanism to increase production payment is activated | $ / oz	2,700		2,700		2,700		2,700		2,700
Second limit price before second mechanism to increase production payment is activated | $ / oz	3,000		3,000		3,000		3,000		3,000
Per ounce cash payment addition as percentage of the difference between three thousand dollars less the per ounce price received related to metal delivered	30.00%		30.00%		30.00%		30.00%		30.00%
Gold [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage	270,200		270,200		270,200		270,200		270,200
Percentage of production to be purchased after third step down	5.50%		5.50%		5.50%		5.50%		5.50%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term					9.9				40
Percentage of production to be purchased	100.00%		100.00%		100.00%		100.00%		100.00%
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	67.50%	[5]	67.50%	[5]	67.50%	[5]	67.50%	[5]	67.50%	[5]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	45.00%		45.00%		45.00%		45.00%		45.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[6]
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate			15.00%
Percentage of production to be purchased	100.00%	[7]	100.00%	[7]	100.00%	[7]	100.00%	[7]	100.00%	[7]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%	[6]
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	[5]	100.00%	[5]	100.00%	[5]	100.00%	[5]	100.00%	[5]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	66.67%		66.67%		66.67%		66.67%		66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000		90,000,000		90,000,000		90,000,000		90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	[5]	100.00%	[5]	100.00%	[5]	100.00%	[5]	100.00%	[5]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	50.00%		50.00%		50.00%		50.00%		50.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000		2,150,000		2,150,000		2,150,000		2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[6],[8]
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	[5]	50.00%	[5]	50.00%	[5]	50.00%	[5]	50.00%	[5]
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000		10,000,000		10,000,000		10,000,000		10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%		33.00%		33.00%		33.00%		33.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			10.00%	[6]
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	[5]	50.00%	[5]	50.00%	[5]	50.00%	[5]	50.00%	[5]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%		33.00%		33.00%		33.00%		33.00%
Number of ounces to be delivered before first step down in entitlement percentage	17,800,000		17,800,000		17,800,000		17,800,000		17,800,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[6],[9]
Silver [member] | Mineral Park [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%		100.00%		100.00%		100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[6],[8]
Silver [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	7.375%	[5]	7.375%	[5]	7.375%	[5]	7.375%	[5]	7.375%	[5]
Percentage of production to be purchased after third step down	6.75%		6.75%		6.75%		6.75%		6.75%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[6]
Silver [member] | El Domo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%		75.00%		75.00%		75.00%		75.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[6],[8]
Silver [member] | Jervois [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%	[5]	75.00%	[5]	75.00%	[5]	75.00%	[5]	75.00%	[5]
Number of ounces to be delivered before first step down in entitlement percentage	4,300,000		4,300,000		4,300,000		4,300,000		4,300,000
Percentage of production to be purchased after first step down	37.50%		37.50%		37.50%		37.50%		37.50%
Number of ounces to be delivered before second step down in entitlement percentage	1,700,000		1,700,000		1,700,000		1,700,000		1,700,000
Percentage of production to be purchased after second step down	25.00%		25.00%		25.00%		25.00%		25.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%	[6]
Silver [member] | Glencore Antamina [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	22.50%		22.50%		22.50%		22.50%		22.50%
Number of ounces to be delivered before first step down in entitlement percentage	140,000,000		140,000,000		140,000,000		140,000,000		140,000,000
Silver [member] | BHP Antamina [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	22.50%		22.50%		22.50%		22.50%		22.50%
Number of ounces to be delivered before first step down in entitlement percentage	100,000,000		100,000,000		100,000,000		100,000,000		100,000,000
Silver [member] | Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.125%		6.125%		6.125%		6.125%		6.125%
Number of ounces to be delivered before first step down in entitlement percentage	43,300,000		43,300,000		43,300,000		43,300,000		43,300,000
Silver [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	5.50%		5.50%		5.50%		5.50%		5.50%
Number of ounces to be delivered before second step down in entitlement percentage	7,960,000		7,960,000		7,960,000		7,960,000		7,960,000
Silver [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage	35,340,000		35,340,000		35,340,000		35,340,000		35,340,000
Percentage of production to be purchased after second step down	5.50%		5.50%		5.50%		5.50%		5.50%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%	[10]	4.50%	[10]	4.50%	[10]	4.50%	[10]	4.50%	[10]
Number of ounces to be delivered before first step down in entitlement percentage	375,000		375,000		375,000		375,000		375,000
Percentage of production to be purchased after first step down	2.25%		2.25%		2.25%		2.25%		2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000		550,000		550,000		550,000		550,000
Percentage of production to be purchased after second step down	1.00%		1.00%		1.00%		1.00%		1.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[11],[12]
Palladium [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	[10]	5.25%	[10]	5.25%	[10]	5.25%	[10]	5.25%	[10]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%	[10],[11]
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%	[10]	42.40%	[10]	42.40%	[10]	42.40%	[10]	42.40%	[10]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31		31		31		31		31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%		21.20%		21.20%		21.20%		21.20%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%	[10]	22.00%	[10]	22.00%	[10]	22.00%	[10]	22.00%	[10]
Percentage Of Production To Be Purchased After Stream Percentage Reduction	15.00%		15.00%		15.00%		15.00%		15.00%
Number of ounces to be delivered before first step down in entitlement percentage	120,000		120,000		120,000		120,000		120,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%		22.00%		22.00%		22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	[11],[12]
Platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	[10]	5.25%	[10]	5.25%	[10]	5.25%	[10]	5.25%	[10]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%	[10],[11]
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	3.00%		3.00%		3.00%		3.00%		3.00%
Percentage of production to be purchased after second step down	0.10%		0.10%		0.10%		0.10%		0.10%
Spot Price Increased After Payment	80.00%		80.00%		80.00%		80.00%		80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage	350,000		350,000		350,000		350,000		350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage	485,115		485,115		485,115		485,115		485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum							5.5

[1]	The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[2]	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
[3]	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold. b. Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate. c. Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold. d. Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold. e. El Domo – reduced to 33% once the Company has received 145,000 ounces of gold. f. Marathon – reduced to 67% once the Company has received 150,000 ounces of gold. g. Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces. h. Cangrejos – reduced to 2.9% once the Company has received 469,000 ounces of gold. i. Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold. j. Koné -reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold. k. Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached. l. Kudz Ze Kayah – reduced to 6.125% once the Company has received 330,000 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 59,800 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 270,200 ounces of gold, thereafter increased to 6.75%. m. Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces. n. Spring Valley – reduced to 6% once the Company has received 300,000 ounces of gold. o. Hemlo – reduced to 6.75% once the Company has received 135,750 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 4.5% once the Company has received an additional 117,998 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule, and commencing in 2033, if deliveries fall behind the agreed schedule by 10,000 ounces or more, the stream percentage will be increased by 5% until deliveries catch up with the agreed schedule. The payable gold will be reduced by half with respect to gold production from certain claims comprising the Interlake deposit. p. Jervois – reduced to 37.5% once the Company has received 45,000 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 15,000 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.
[4]	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA a.if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and b.if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.
[5]	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved: a. Antamina – reduced to 45%, comprised of 22.5% once the Company has received 140 million ounces of silver under the Glencore Antamina PMPA and 22.5% once the Company has received 100 million ounces of silver under the BHP Antamina PMPA, respectively. b. Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver. c. Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver. d. Cozamin – reduced to 33% once the Company has received 10 million ounces of silver. e. Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces. f. Kudz Ze Kayah – reduced to 6.125% once the Company has received 43.30 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 7.96 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 35.34 million ounces of silver, thereafter increased to 6.75%. g. Jervois – reduced to 37.5% once the Company has received 4.3 million ounces (“Moz”) of silver (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 1.7 Moz of silver (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.
[6]	The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[7]	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
[8]	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
[9]	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.
[10]	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved: a. Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces. b. Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate. c. Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum. d. Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
[11]	The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery.
[12]	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.